1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Warranty rollforward) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Warranty roll forward
Balance at beginning of period	$ 25,000	$ 25,000
Provision for warranty claims	4,189	32,477
Warranty claims incurred	(4,189)	(32,477)
Balance at end of period	$ 25,000	$ 25,000